Annual Total Returns- JPMorgan SmartRetirement Income Fund (A C I Shares) [BarChart] - A C I Shares - JPMorgan SmartRetirement Income Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.90%	9.99%	7.62%	4.94%	(1.24%)	4.97%	10.88%	(4.70%)	13.96%	9.71%